INVESTMENT ADVISER
  HAWAIIAN TRUST COMPANY, LIMITED
  Financial Plaza of the Pacific
  P.O. Box 3170
  Honolulu, Hawaii 96802

ADMINISTRATOR AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Vernon R. Alden
  Arthur K. Carlson
  William M. Cole
  Thomas W. Courtney
  Richard W. Gushman, II
  Stanley W. Hong
  Theodore T. Mason
  Russell K. Okata
  Douglas Philpotts
  Oswald K. Stender

OFFICERS
  Lacy B. Herrmann, President
  Sherri Foster, Senior Vice President
  William C. Wallace, Senior Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
  ADMINISTRATIVE DATA
   MANAGEMENT CORP.
  581 Main Street
  Woodbridge, New Jersey 07095-1198

INDEPENDENT AUDITORS
  KPMG PEAT MARWICK LLP
  345 Park Avenue
  New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT
SEPTEMBER 30, 1996

HAWAIIAN
TAX-FREE
TRUST

A TAX-FREE INCOME INVESTMENT

(Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it)

(Logo of Aquila Group of Funds: eagle head)

ONE OF THE
AQUILAsm GROUP OF FUNDS

(Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it)

SERVING HAWAII INVESTORS FOR OVER A DECADE

HAWAIIAN TAX-FREE TRUST
SEMI-ANNUAL REPORT

"PROTECTING YOUR INVESTMENT
WHILE EARNING TAX-FREE INCOME"

                                                       November 20, 1996

Dear Investor:

        Hawaii is a great state. But, in spite of all Hawaii's positive attributes, the State and some of its communities are still experiencing certain financial difficulties.

        Nevertheless, we do see prospects for a resurgence in various business areas and we remain hopeful that, over time, the current financial difficulties will pass. Meanwhile, though, we remain very realistic in our investment management approach for Hawaiian Tax-Free Trust, and are not viewing things through "rose-colored glasses."

CREDIT RISK PROTECTION

        Management sees, as key goals of the Trust, seeking continuing protection of investors' assets to the maximum extent practicable while at the same time generating attractive returns for shareholders. This is why the Trust's investment approach focuses only on municipal securities which are in the TOP FOUR CREDIT RATINGS, or equivalent.

        As an extra measure of capital preservation, management has sought to have a substantial amount (approximately 75%) of the Trust's holdings of municipal securities insured by nationally-renown specialized municipal bond insurance companies. This insurance is designed to provide for the timely payment of interest and principal when due, in the event an issuer should default.

        Our goal is to provide the maximum amount of credit risk protection possible to our shareholders. We believe that this goal is of the utmost importance for investors in the Trust because it allows all of us to sleep better at night.

MARKET FORCES

        While these steps help offset potential credit risks with the Trust's investment holdings, they do not, however, address the market risk created by various forces that are present with all types of securities. These market forces can result in increases or decreases in share price and the rate of return provided by the Trust to shareholders.

                                       9/30/96           9/30/95
        Share Net Asset Value           $11.31            $11.35
        Distribution Yield              5.07%1            5.33%1

        We live in an ever changing world.

        As the above table illustrates, the price of the Trust's shares can and does move up and down over time. Also, the rate of DOUBLE TAX-FREE income return distributed to shareholders can and will change. Movements in these two key areas reflect the changes in market conditions that occurred over the time period of this report.

        Yet, while changes have occurred, looking at these numbers from a broader perspective, there has tended to be a relatively high level of stability to the Trust's performance results. In fact, the Trust's share price movement has been more moderate than individual municipal securities over these same time periods while income results compare favorably to what occurred in the municipal securities market itself during this period.

        You should be aware that several main factors have an impact upon the markets for fixed income securities, including the tax-free municipal securities in which the Trust invests.

        Key among these are actions taken by the Federal Reserve Board. This Federal government agency has the power to raise and lower interest rates in key areas which, in turn, can have an effect on all types of fixed-income securities. The Fed also can control the supply of money in our financial system - increasing or decreasing the amount of dollars in circulation.
This, in turn, can affect the market.

        The other key factor influencing the fixed-income markets is the psychology of investors. By that, we mean the level of confidence that investors as a whole have about our country's overall financial well-being. We now live in a world that is always changing and very global in nature. Consequently, the psychology factor within the financial markets is influenced not only by the confidence level of investors in Hawaii and the United States, but also by the confidence level of investors throughout the world in the affairs of our country.

        The share price and distribution return of the Trust are very much driven by market forces. This is true whether investors own Hawaii individual municipal securities directly, or whether they invest through a portfolio of such securities like those in the Trust. It is important that shareholders appreciate and understand the impact of market forces on their investment in the Trust. It is also the reason why we say that an investment in the Trust should always be viewed as LONG-TERM in nature.

THE VALUE THE TRUST PROVIDES

        While we must accept the fact that market forces have a significant impact upon the Trust's performance, we also should recognize that Hawaiian Tax-Free Trust provides certain specific advantages that help lessen the impact of market forces of the Trust's shareholders.

        The most significant advantage is the professional investment management team of the Trust's Investment Adviser, Hawaiian Trust Company, Ltd. Under the guidance of the Trust's management and the Trustees, the Investment Adviser oversees, on a continuing basis, the investments of the Trust. And, in doing so, they moderate forces that can or might cause anxieties with investors. A very special element that the professional investment management team brings to bear is the implementation of the Trust's investment approach.

        QUALITY FACTOR

        A key factor in moderating the impact of market forces is quality - quality of the municipal issues within the Trust's investment portfolio. Quality of issues is very important when it comes to capital preservation.

        That is why the Trust has chosen to invest in only those municipal securities within the TOP FOUR CREDIT RATINGS - AAA, AA, A, and Baa - or equivalent.

        It is noteworthy that at the September 30, 1996 fiscal year end, 93.7% of the Trust's holdings carried a credit rating of A OR BETTER - the top three ratings.

        Moreover, 90.8% of the Trust's investments were rated AAA OR AA and APPROXIMATELY 75% of the portfolio was insured, thereby ensuring a credit rating of AAA.

        DIVERSIFICATION FACTOR

        Another very important factor that can moderate the impact of market forces is diversification among portfolio holdings.

        At September 30, 1996, the Trust had 297 SEPARATE ISSUES in its investment portfolio, representing many different municipal projects in numerous communities throughout the islands of Hawaii.

        Such diversification tends to offset the risk of problems with any individual security which might have an adverse impact on the Trust's performance.

        MATURITY FACTOR

        By varying the different maturities of the securities in the Trust's portfolio, it is possible to reduce the extremes in volatility that can come about with market fluctuations. As you are aware, short maturity securities possess little fluctuation in price, but pay low yields. On the other hand, long maturity securities give higher yields, but have considerable price volatility due to uncertainties about interest rates and other market factors that may occur between the present and the specified maturity date. The Trust seeks an average intermediate maturity within the investment portfolio.
 At September 30, 1996, the average maturity was the intermediate level of
15.5 YEARS, which is intended to provide an adequate income return, but with only moderate volatility in share price.

(Graphic of Bar Chart with the following information:)

HAWAIIAN TAX-FREE TRUST'S DOUBLE TAX-FREE DISTRIBUTION RATE
AS COMPARED TO THE TAXABLE EQUIVALENT RATE AN INVESTOR
WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS

Tax Bracket   Taxable Equivalent Rate         Double Tax-Free Equivalent Rate
28%           7.83%                           5.07%
31%           8.17%                           5.07%
36%           8.81%                           5.07%
39.6%         9.33%                           5.07%

INCOME RETURN

        As the table on page two illustrates, the trailing 12-month yield distributed to shareholders, as measured against the average maximum public offering price, was running at the rate of 5.07%1 at September 30, 1996.

        This was somewhat lower than six months and a year earlier. However, it reflects the declining level of general market returns on municipal securities over this period.

        Despite the modest decline in yield to shareholders, it must be remembered that this income amount from the Trust is DOUBLE TAX-FREE.2

        It is worth noting from the above graph that one would have had to earn a substantially higher income from a TAXABLE investment in order to match the DOUBLE TAX-FREE amount distributed by the Trust.

        As you will note, if one were in the 28% Federal income tax bracket, a TAXABLE return of 7.83% would have to be achieved to match the 5.07% DOUBLE TAX-FREE return of the Trust. In the highest Federal income tax bracket of 39.6%, the equivalent return would have had to have been 9.33%. In general, it would not have been possible for an investor to obtain such levels of taxable return unless additional risk was taken in the form of lesser quality or longer maturity securities, or both such elements.

COMMITMENT TO CONSISTENCY

        Management is committed to providing shareholders with as consistent investment and overall performance results from Hawaiian Tax-Free Trust as are possible to achieve, considering prevailing market forces.

        You should be aware that we are not able to eliminate completely the fluctuations from market forces that swirl around us on a continuing basis.

        However, as indicated, a number of investment management techniques are used by the Trust to moderate existing market forces.

YOUR CONFIDENCE APPRECIATED

        Your confidence in Hawaiian Tax-Free Trust is greatly appreciated. You can be assured that management will do everything in its power to merit your continued trust.

                                                  Sincerely,
                                                 /s/ Lacy B. Herrmann
                                                  Lacy B. Herrmann
                                                  President and Chairman
                                                     of the Board of Trustees

______________________________________________________________________________

1 The share prices and distribution yields indicated in the above table are for the 12-month periods ended September 30, 1996 and September 30,1995, respectively. The yields indicated are an average of the income distributed to shareholders over the 12-month periods as measured against the average of the maximum public offering price over the same periods. The SEC yields (a standardized yield formulated by the Securities and Exchange Commission) over these same periods were 4.50% and 5.08% respectively. Total return of the Trust over these same periods, reflecting changing share prices due to market fluctuations, were 5.13% and 9.33% respectively. In keeping with industry standards, total return figures do not include sales charges, but do reflect reinvestment of dividends. Different classes of shares are offered and their performance will vary because of differences in sales charges and level of related fees paid by shareholders in different classes. The performance shown represents that of Class A shares, adjusted to reflect the absence of sales charges, which is currently a maximum amount of 4.00% for this Class.

The performance data quoted represents past performance and is not predictive of future results. The investment return and principal value of an investment in the Trust will fluctuate so that price of investor's shares, when redeemed, may be more or less than original cost.

2 A portion of the return may be subject to alternative minimum tax for some investors.

                      HAWAIIAN TAX-FREE TRUST
                      STATEMENT OF INVESTMENTS
                    SEPTEMBER 30, 1996 (UNAUDITED)

                                                   RATING
   FACE                                            MOODY'S/
   AMOUNT          HAWAII (96.9%)                  S&P             VALUE
                   Board of Regents, University
                     of Hawaii University System
                     Revenue Bonds, Series G,
                     AMBAC Insured,                 Aaa/AAA
  $ 2,910,000       5.650%, 10/01/12                              $ 2,920,912
    4,290,000       5.700%, 10/01/17                                4,306,087
                   Board of Regents, University of
                    Hawaii University System
                    Revenue Bonds, Series I, FGIC
                    Insured,                         Aaa/AAA
      145,000       4.600%, 10/01/01                                  144,637
      155,000       4.700%, 10/01/02                                  154,612
    1,110,000       5.300%, 10/01/08                                1,104,450
    2,825,000       5.500%, 10/01/18                                2,772,031
                   Board of Water Supply City and
                    County of Honolulu, Hawaii
                    Water System Revenue Bonds,
                    Series 1996, MBIA Insured,       Aaa/AAA
    1,090,000       5.400%, 07/01/09                                1,084,550
    1,750,000       5.800%, 07/01/16                                1,780,625
    1,500,000       5.800%, 07/01/21                                1,518,750
                   City and County of Honolulu
                     Multifamily Housing Revenue
                     Bonds (Cambridge Park Project)
                     1988 Series A,                  NR/NR*
    8,000,000       5.850%, 12/01/02                                8,100,000
                   City and County of Honolulu,
                     Hawaii General Obligation
                     Bonds Series A, FGIC Insured,   Aaa/AAA
    5,385,000       7.300%, 07/01/03                                6,091,781
    2,895,000       7.350%, 07/01/05                                3,361,819
    4,790,000       7.350%, 07/01/06                                5,592,325
    9,970,000       7.350%, 07/01/07                               11,727,212
    3,600,000       7.350%, 07/01/08                                4,243,500
    2,500,000       6.000%, 01/01/12                                2,615,625
    1,000,000       5.625%, 09/01/14                                  998,750
                   City and County of Honolulu,
                     Hawaii General Obligation
                     Bonds Series 1995, MBIA
                     Insured,                        Aaa/AAA
    2,215,000       6.000%, 11/01/09                                2,350,669
    1,500,000       6.000%, 11/01/10                                1,582,500
    1,000,000       5.250%, 11/01/13                                  957,500
    1,835,000       5.500%, 11/01/14                                1,796,006
    3,130,000       5.000%, 11/01/15                                2,863,950
                   City and County of Honolulu,
                     Hawaii General Obligation
                     Bonds Series 1994A, FGIC
                     Insured,                        Aaa/AAA
    1,000,000       5.700%, 04/01/09                                1,027,500
    4,000,000       5.750%, 04/01/11                                4,085,000
    3,800,000       5.750%, 04/01/13                                3,885,500
                   City and County of Honolulu,
                     Hawaii General Obligation
                     Bonds Series 1994B, FGIC
                     Insured,                        Aaa/AAA
    4,480,000       6.000%, 06/01/10                                4,648,000
    2,030,000       6.100%, 06/01/11                                2,118,812
    3,000,000       6.100%, 06/01/12                                3,131,250
    4,650,000       6.125%, 06/01/13                                4,847,625
    4,155,000       6.125%, 06/01/14                                4,326,394
                   City and County of Honolulu
                     Hawaii General Obligation
                     Bonds, Refunding and
                     Improvement Series, 1993A
                     Fixed Rate Bonds, FGIC Insured,  Aaa/AAA
    5,825,000       6.000%, 01/01/11                                6,116,250
                   City and County of Honolulu
                     Hawaii General Obligation
                     Bonds, Refunding and
                     Improvement Series, 1993B
                     Fixed Rate Bonds, FGIC Insured,  Aaa/AAA
    9,800,000       5.500%, 10/01/11                                9,812,250
    1,050,000       6.000%, 12/01/15                                1,103,812
                   City and County of Honolulu,
                     Hawaii General Obligation Water
                     Bonds, Series 1992, FGIC
                     Insured,                         NR/AAA
    1,125,000       6.000%, 12/01/12                                1,179,844
                   City and County of Honolulu
                     Improvement District No. 261
                     (Halawa Business Park),
                     Improvement District Bonds,      NR/NR*
      365,000       6.700%, 10/15/04                                  403,325
      355,000       6.800%, 10/15/05                                  395,825
      345,000       6.900%, 10/15/06                                  386,831
                   City and County of Honolulu
                     Mortgage Revenue Refunding
                     Bonds, Series 1992A (FHA Insured
                     Mortgage Loan--Smith-Beretania
                     Apartments Section 8 Assisted
                     Project), MBIA Insured,          Aaa/AAA
    3,000,000       7.800%, 07/01/24                                3,232,500
                   City and County of Honolulu
                     Multifamily Housing Revenue
                     Bonds (GNMA Collateralized -
                     Waipahu Towers Project) 1995
                     Series A,                        NR/AAA
    3,000,000       6.900%, 06/20/35                                3,138,750
                   Kauai County General Obligation
                     Bonds, MBIA Insured              Aaa/AAA
      535,000       6.400%, 02/01/02                                  538,916
      570,000       6.500%, 02/01/03                                  574,355
                   Kauai County General Obligation
                     Escrow to Maturity Bonds,        A/NR
      615,000       9.000%, 08/01/04                                  774,900
      665,000       9.000%, 08/01/05                                  850,369
                   County of Kauai, State of Hawaii
                     General Obligation Refunding
                     Bonds, 1992 Series A,B & C,
                     AMBAC Insured,                   Aaa/AAA
      155,000       5.250%, 04/01/01                                  158,487
      295,000       5.250%, 08/01/01                                  302,006
      930,000       5.250%, 08/01/01                                  952,087
      330,000       5.450%, 08/01/03                                  340,725
    1,030,000       5.450%, 08/01/03                                1,063,475
      435,000       5.900%, 08/01/08                                  454,031
    1,355,000       5.900%, 08/01/08                                1,414,281
    1,300,000       5.950%, 08/01/10                                1,363,375
                   County of Kauai, State of Hawaii
                     General Obligation Refunding
                     Bonds, Series 1994A & 1994B,
                     MBIA Insured,                    Aaa/AAA
      170,000       5.100%, 02/01/01                                  172,762
      365,000       5.200%, 02/01/02                                  371,844
      185,000       5.200%, 02/01/02                                  188,469
      460,000       5.300%, 02/01/03                                  470,350
      190,000       5.300%, 02/01/03                                  194,275
      185,000       5.400%, 02/01/04                                  189,625
      215,000       5.500%, 02/01/05                                  220,912
      215,000       5.600%, 02/01/06                                  220,644
    1,010,000       5.700%, 02/01/07                                1,036,513
                   Kauai County General Obligation
                     Public Improvement Bonds
                     Series 1990 Pre-Refunded Bonds,
                     AMBAC Insured,                   Aaa/AAA
      780,000       7.100%, 08/01/01                                  858,975
      960,000       7.300%, 08/01/04                                1,063,200
    1,030,000       7.350%, 08/01/05                                1,143,300
    1,185,000       7.450%, 08/01/07                                1,318,312
    1,370,000       7.500%, 08/01/09                                1,527,550
    1,470,000       7.500%, 08/01/10                                1,639,050
                   County of Kauai, State of Hawaii
                     Rental Housing Revenue Bonds
                     (Paanau Project) Series 1992,    NR/NR*
    2,050,000       7.250%, 04/01/12                                2,114,062
                   County of Maui, Hawaii General
                     Obligation Refunding Bonds
                     Series A, MBIA Insured,          Aaa/AAA
    1,075,000       6.000%, 06/01/15                                1,109,937
                   County of Maui, Hawaii General
                     Obligation Refunding Bonds
                     1995, FGIC Insured,              Aaa/AAA
      685,000       5.350%, 06/01/02                                  703,837
      720,000       5.150%, 06/01/03                                  730,800
      755,000       5.150%, 06/01/04                                  762,550
      930,000       5.050%, 06/01/08                                  898,612
      980,000       5.050%, 06/01/09                                  940,800
    1,040,000       5.150%, 06/01/10                                1,001,000
    1,100,000       5.200%, 06/01/11                                1,057,375
    1,160,000       5.200%, 06/01/12                                1,107,800
    1,230,000       5.200%, 06/01/13                                1,171,575
    1,300,000       5.250%, 06/01/14                                1,241,500
    1,380,000       5.250%, 06/01/15                                1,314,450
                   County of Maui, Hawaii General
                     Obligation Refunding Bonds
                     1993 Series B, 1993 Series C,
                     1993 Series D, 1993 Series E,
                     FGIC Insured,                    Aaa/AAA
      750,000       5.000%, 09/01/03                                  754,687
    1,815,000       5.000%, 09/01/07                                1,765,087
    2,125,000       5.000%, 09/01/08                                2,042,656
    1,000,000       5.000%, 09/01/09                                  955,000
    1,000,000       5.000%, 09/01/10                                  947,500
    3,000,000       5.125%, 12/15/11                                2,857,500
                   County of Maui, Hawaii General
                     Obligation Refunding Bonds
                     1993 Series B, 1993 Series C,
                     1993 Series D, 1993 Series E,
                     FGIC Insured, (continued)
    1,245,000       5.750%, 01/01/13                                1,265,231
    1,045,000       5.125%, 12/15/13                                  986,219
                   Maui County General Obligation
                     Pre-Refunded Bonds, AMBAC
                     Insured,                         Aaa/AAA
    3,000,000       6.800%, 12/01/09                                3,288,750
    3,000,000       6.800%, 12/01/10                                3,288,750
                   Maui County Water System Revenue
                     Pre-Refunded Bonds, FGIC
                     Insured,                         Aaa/AAA
    1,150,000       6.100%, 12/01/02                                1,240,562
    1,225,000       6.200%, 12/01/03                                1,326,062
    1,300,000       6.300%, 12/01/04                                1,413,750
    1,390,000       6.400%, 12/01/05                                1,518,575
    1,280,000       6.500%, 12/01/06                                1,403,200
    1,250,000       6.600%, 12/01/07                                1,376,562
    1,690,000       6.650%, 12/01/08                                1,865,337
    1,470,000       6.650%, 12/01/09                                1,622,512
    1,930,000       6.700%, 12/01/10                                2,135,062
    1,730,000       6.700%, 12/01/11                                1,913,813
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Citizens
                     Utilities Company Project),       NR/AA+
    3,400,000       6.900%, 11/01/15                                3,616,750
    7,000,000       7.375%, 11/01/15                                7,155,330
    5,000,000       6.600%, 07/01/22                                5,200,000
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Lutheran
                     Good Samaritan Society Project),
                     AMBAC Insured,                    Aaa/AAA
    2,200,000       4.700%, 11/01/06                                2,123,000
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (The
                     Evangelical Lutheran Good
                     Samaritan Society), Refunding
                     Series 1993, AMBAC Insured,       Aaa/AAA
      700,000       4.400%, 11/01/01                                  692,125
      730,000       4.500%, 11/01/02                                  720,875
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Hawaiian
                     Electric Company Inc. Project),
                     MBIA Insured,                     Aaa/AAA
    8,100,000       6.875%, 04/01/12                                8,351,424
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc. and
                     Subsidiaries Projects)
                     Series 1992, MBIA Insured,        Aaa/AAA
    5,000,000       6.550%, 12/01/22                                5,306,250
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Hawaiian
                     Electric Light Company, Inc.
                     Project), MBIA Insured,           Aaa/AAA
    5,600,000       7.200%, 12/01/14                                6,160,000
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Hawaiian
                     Electric Co., Inc., and
                     Subsidiaries Projects), Series
                     1995A, MBIA Insured,              Aaa/AAA
   13,000,000       6.600%, 01/01/25                               13,780,000
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc. Project),
                     Series 1996A, MBIA Insured,       Aaa/AAA
    1,000,000       6.200%, 05/01/26                                1,027,500
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Maui
                     Electric Company, Limited
                     Project), MBIA Insured,           Aaa/AAA
    2,195,000       6.875%, 04/01/12                                2,263,133
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Kaiser-
                     Permanente Medical Care Program), Aa3/AA
    3,565,000       6.500%, 03/01/11                                3,729,881
   11,450,000       6.250%, 03/01/21                               11,779,188
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue (Kapiolani
                     Health Care System) Series 1993,
                     MBIA Insured,                     Aaa/AAA
    6,000,000       6.400%, 07/01/13                                6,330,000
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue (Kapiolani
                     Health Care System) Series 1996,
                     MBIA Insured,                     NR/AAA
    1,000,000       6.000%, 07/01/11                                1,038,750
    1,000,000       6.200%, 07/01/16                                1,046,250
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Pre-Refunded
                     Bonds - Kapiolani Health Care
                     System (Pali Momi Medical Center
                     Project), Series 1991,            Aaa/AAA
    3,000,000       7.600%, 07/01/10                                3,435,000
   11,200,000       7.650%, 07/01/19                               12,852,000
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (The
                     Queen's Medical Center Project),
                     FGIC Insured,                     Aaa/AAA
    1,850,000       7.000%, 07/01/08                                1,974,875
    9,750,000       6.500%, 07/01/12                               10,152,188
    2,910,000       6.200%, 07/01/22                                3,179,175
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (The
                     Queen's Health System),
                     Series A,                         Aa/AA
    4,000,000       6.050%, 07/01/16                                4,075,000
    8,625,000       6.000%, 07/01/20                                8,722,031
    3,500,000       5.750%, 07/01/26                                3,434,375
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (St.
                     Francis Medical Centers),
                     Refunding Series 1992, CGIC
                     Insured,                          Aaa/AAA
   20,000,000       6.500%, 07/01/22                               21,300,000
                   Department of Hawaiian Home
                     Lands (State of Hawaii) Revenue
                     Bonds, Series 1991,               NR/NR*
      610,000       6.700%, 07/01/97                                  619,791
      655,000       6.800%, 07/01/98                                  677,106
      700,000       6.900%, 07/01/99                                  733,250
      745,000       7.000%, 07/01/00                                  790,631
      800,000       7.100%, 07/01/01                                  861,000
      855,000       7.200%, 07/01/02                                  934,088
      915,000       7.300%, 07/01/03                                  999,637
                   Department of Hawaiian Home
                     Lands (State of Hawaii) Revenue
                     Bonds, Series 1991, (continued)
      985,000       7.400%, 07/01/04                                1,076,113
    1,055,000       7.500%, 07/01/05                                1,152,588
    1,135,000       7.550%, 07/01/06                                1,237,150
    1,225,000       7.600%, 07/01/07                                1,332,188
    1,415,000       7.650%, 07/01/09                                1,533,506
    1,520,000       7.650%, 07/01/10                                1,647,300
    1,640,000       7.650%, 07/01/11                                1,777,350
                   Department of Transportation of
                     the State of Hawaii Special
                     Facility Revenue Bonds (Matson
                     Terminals, Inc.), Refunding
                     Series 1993,                      NR/A-
   11,875,000       5.750%, 03/01/13                               11,667,188
                   Hawaii Housing Authority Single
                     Family Mortgage Purchase
                     Revenue Bonds, 1986 Series B,     Aa/A
    3,810,000       7.375%, 07/01/16                                3,910,013
    5,895,000       8.000%, 07/01/16                                6,049,744
    1,260,000       9.250%, 07/01/17                                1,280,475
                   Housing Finance and Development
                     Corporation (State of Hawaii)
                     University of Hawaii Faculty
                     Housing Project, AMBAC Insured,   Aaa/AAA
    2,125,000       5.650%, 10/01/16                                2,132,969
    4,000,000       5.700%, 10/01/25                                4,015,000
                   Housing Finance and Development
                     Corporation (State of Hawaii)
                     Rental Housing System Revenue
                     Bonds 1993 Series A,              A1/NR
    2,000,000       5.600%, 07/01/12                                1,945,000
    3,000,000       5.700%, 07/01/18                                2,883,750
                   Housing Finance and Development
                     Corporation (State of Hawaii)
                     Single Family Mortage Purchase
                     Revenue Bonds,                    Aa/A
    1,135,000       8.125%, 07/01/19                                1,193,169
    7,075,000       7.000%, 07/01/31                                7,393,375
                   Housing Finance and Development
                     Corporation (State of Hawaii)
                     Single Family Mortage Purchase
                     Revenue Bonds 1994 Series A & B,  Aa/A
    2,500,000       5.700%, 07/01/13                                2,453,125
   15,500,000       5.850%, 07/01/17                               15,345,000
   10,000,000       6.000%, 07/01/26                                9,825,000
                   County of Hawaii, Hawaii General
                     Obligation Pre-Refunded Refunding
                     and Improvement Series 1990A,
                     FGIC Insured,                      Aaa/AAA
    2,380,000       7.250%, 06/01/08                                2,623,950
    2,550,000       7.300%, 06/01/09                                2,814,563
                   County of Hawaii, Hawaii General
                     Obligation Bonds Refunding and
                     Improvement Series 1993A,
                     FGIC Insured,                      Aaa/AAA
    1,000,000       5.200%, 05/01/04                                1,012,500
    2,700,000       5.450%, 05/01/07                                2,733,750
    3,170,000       5.500%, 05/01/08                                3,197,738
    1,500,000       5.550%, 05/01/09                                1,522,500
    4,905,000       5.600%, 05/01/11                                4,960,181
    1,000,000       5.600%, 05/01/12                                1,006,250
    1,000,000       5.600%, 05/01/13                                1,006,250
                   County of Hawaii, Hawaii Public
                     Improvement Bonds 1996 Series A,
                     FGIC Insured,                      Aaa/AAA
    1,260,000       4.500%, 02/01/02                                1,242,675
    1,440,000       4.500%, 02/01/05                                1,382,400
    1,900,000       5.000%, 02/01/11                                1,790,750
    1,970,000       5.100%, 02/01/12                                1,861,650
    2,205,000       5.200%, 02/01/14                                2,094,750
    2,440,000       5.200%, 02/01/16                                2,296,650
                   Hawaii Community Development
                     Authority Improvement District
                     Bonds (Kakaako Community
                     Development District Improvement
                     District 3),                       NR/NR*
      140,000       6.800%, 07/01/97                                  142,510
      150,000       6.900%, 07/01/98                                  156,000
      160,000       7.000%, 07/01/99                                  169,400
      995,000       7.300%, 07/01/04                                1,099,475
    1,490,000       7.400%, 07/01/10                                1,624,100
                   Hawaii Community Development
                     Authority Improvement District
                     Refunding Bonds (Kakaako
                     Community Development District
                     Improvement District 1),           NR/NR*
      235,000       4.700%, 07/01/99                                  235,588
      245,000       4.850%, 07/01/00                                  245,919
      255,000       5.000%, 07/01/01                                  256,594
      270,000       5.100%, 07/01/02                                  272,025
      280,000       5.200%, 07/01/03                                  282,450
      300,000       5.300%, 07/01/04                                  303,000
      235,000       5.400%, 07/01/05                                  237,644
                   Hawaii Community Development
                     Authority Improvement District
                     Refunding Bonds (Kakaako
                     Community Development District
                     Improvement District 2),           NR/NR*
      315,000       4.700%, 07/01/99                                  315,788
      325,000       4.850%, 07/01/00                                  326,219
      345,000       5.000%, 07/01/01                                  347,156
      355,000       5.100%, 07/01/02                                  357,663
      375,000       5.200%, 07/01/03                                  378,281
      395,000       5.300%, 07/01/04                                  398,950
      420,000       5.400%, 07/01/05                                  424,725
      435,000       5.500%, 07/01/06                                  440,438
      465,000       5.600%, 07/01/07                                  470,813
      390,000       5.700%, 07/01/08                                  394,388
                   Hawaii Community Development
                     Authority Improvement District
                     Bonds (Kakaako Community
                     Development District Improvement
                     District 2) Pre-Refunded Bonds,    NR/NR*
    1,345,000       7.875%, 07/01/02                                1,467,731
    2,270,000       8.000%, 07/01/08                                2,479,975
                   Hawaii Community Development
                     Authority Improvement District
                     Bonds (Kakaako Community
                     Development District Improvement
                     District 2) Escrowed to Maturity,  NR/NR*
      210,000       7.600%, 07/01/97                                  216,019
                   State of Hawaii Airport System
                     Revenue Bonds, MBIA Insured,       Aaa/AAA
    1,000,000       6.200%, 07/01/00                                1,051,250
    1,150,000       5.250%, 07/01/00                                1,177,313
    6,455,000       6.900%, 07/01/12                                7,326,425
    3,000,000       7.000%, 07/01/18                                3,270,000
    4,025,000       7.000%, 07/01/18                                4,387,250
    1,000,000       6.750%, 07/01/21                                1,065,000
                   State of Hawaii Airports System
                     Revenue Bonds Third Refunding
                     Series 1994, AMBAC Insured,        Aaa/AAA
    3,500,000       5.750%, 07/01/08                                3,565,625
                   State of Hawaii General Obligation
                     Bonds, FGIC Insured,               Aaa/AAA
    6,000,000       8.000%, 02/01/01                                6,742,500
    2,000,000       5.750%, 01/01/11                                2,050,000
    3,700,000       6.000%, 10/01/11                                3,889,625
    3,500,000       6.000%, 10/01/12                                3,670,625
                   State of Hawaii General Obligation
                     Bonds, FGIC Insured,               Aaa/AAA
    4,000,000       8.125%, 02/01/00                                4,410,000
    3,000,000       7.250%, 11/01/00                                3,281,250
                   State of Hawaii General Obligation
                     Bonds of 1995, Series CK, FGIC
                     Insured,                           Aaa/AAA
    5,555,000       5.250%, 09/01/09                                5,430,013
    1,000,000       5.600%, 09/01/13                                1,001,250
    3,000,000       5.600%, 09/01/14                                2,996,250
                   State of Hawaii General Obligation
                     Bonds of 1995, Series CJ, FGIC
                     Insured,                           Aaa/AAA
    5,000,000       6.250%, 01/01/14                                5,225,000
    5,000,000       6.250%, 01/01/15                                5,206,250
                   State of Hawaii General Obligation
                     Refunding Bonds of 1993, Series
                     CE, FGIC Insured,                  Aaa/AAA
    6,235,000       5.500%, 06/01/08                                6,258,381
    6,235,000       5.500%, 06/01/09                                6,235,000
    5,635,000       5.500%, 06/01/10                                5,613,869
                   State of Hawaii General Obligation
                     Refunding Bonds of 1993, Series
                     CH & Series CL, FGIC Insured,      Aaa/AAA
    5,000,000       6.000%, 11/01/07                                5,337,500
    3,390,000       6.000%, 11/01/08                                3,601,875
    2,305,000       6.000%, 03/01/11                                2,420,250
    1,285,000       4.750%, 11/01/13                                1,162,925
                   State of Hawaii Harbor Capital
                     Improvements Revenue Bonds, MBIA
                     Insured,                           Aaa/AAA
    2,205,000       6.200%, 07/01/08                                2,337,300
                   State of Hawaii Harbor Capital
                     Improvements Revenue Bonds, MBIA
                     Insured,                           Aaa/AAA
   14,000,000       7.250%, 07/01/10                               15,295,000
    1,200,000       7.000%, 07/01/17                                1,299,000
                   State of Hawaii Harbor Revenue
                     Bonds, Series 1992, FGIC Insured,  Aaa/AAA
    3,850,000       6.500%, 07/01/19                                4,066,563
                   State of Hawaii Harbor Revenue
                     Bonds, Refunding Series 1993,
                     FGIC Insured,                      Aaa/AAA
    1,260,000       6.050%, 07/01/04                                1,348,200
    1,225,000       6.150%, 07/01/05                                1,318,406
                   State of Hawaii Harbor Revenue
                     Bonds, Series of 1994, FGIC
                     Insured,                           Aaa/AAA
    1,000,000       6.250%, 07/01/09                                1,048,750
    1,000,000       6.250%, 07/01/10                                1,040,000
    3,725,000       6.250%, 07/01/15                                3,846,063
   10,180,000       6.375%, 07/01/24                               10,523,575
                   State of Hawaii Highway Revenue
                     Bonds Series 1993, FGIC Insured,   Aaa/AAA
    4,000,000       4.875%, 07/01/07                                3,880,000
    3,900,000       5.000%, 07/01/08                                3,783,000
    2,255,000       5.000%, 07/01/09                                2,161,981
    4,575,000       5.000%, 07/01/10                                4,357,688
    2,220,000       5.000%, 07/01/11                                2,097,900
    3,850,000       5.000%, 07/01/12                                3,609,375
    2,750,000       5.000%, 07/01/13                                2,557,500

                   State of Hawaii Highway Revenue
                     Bonds Series 1996, FGIC Insured,    Aaa/AAA
    3,705,000       5.600%, 07/01/13                                3,705,000
                       Total Hawaii                               633,582,402


                   GUAM (0.3%)

                   Government of Guam Ltd. Water
                     System Revenue Bonds, CGIC
                     Insured,                            Aaa/AAA
    1,500,000       7.000%, 07/01/09                                1,616,250
                       Total Guam                                   1,616,250

                       Total Investments - 97.2%
                         (Cost $611,014,235**)                    635,198,652

                       Other assets in excess of
                         liablilities - 2.8%                       18,322,298

                       Net Assets - 100%                        $ 653,520,950

  * Any security not rated must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

 **       Cost for Federal tax purposes is identical.

      PORTFOLIO ABBREVIATIONS:
      AMBAC    American Municipal Bond Assurance Corp.
      CGIC      Capital Guaranty Insurance Co.
      FGIC      Financial Guaranty Insurance Co.
      FHA        Federal Housing Administration
      MBIA      Municipal Bond Investors Assurance Corp.

             See accompanying notes to financial statements.

                       HAWAIIAN TAX-FREE TRUST
                  STATEMENT OF ASSETS AND LIABILITIES
                          SEPTEMBER 30, 1996
                            (UNAUDITED)
ASSETS
Investments at value (identified cost - $611,014,235)           $ 635,198,652
Receivable for investment securities sold                          14,280,000
Interest receivable                                                10,968,528
Receivable for Trust shares sold                                      592,727
Other assets                                                           13,213
  Total assets                                                    661,053,120

LIABILITIES
Payable for investment securities purchased                         5,714,665
Cash overdraft                                                        492,574
Dividends payable                                                     373,959
Payable for Trust shares redeemed                                     334,812
Distribution fees payable                                             331,375
Adviser and Administrator fees payable                                210,751
Accrued expenses                                                       74,034
  Total liabilities                                                 7,532,170

NET ASSETS                                                      $ 653,520,950

Net Assets consist of:
Capital Stock, no par value, authorized an unlimited
  number of shares                                              $ 628,714,434
Accumulated net realized gain on investments                          622,099
Net unrealized appreciation on investments                         24,184,417
                                                                $ 653,520,950

CLASS A
  Net Assets                                                    $ 652,476,388
  Capital shares outstanding                                       57,665,507
  Net asset value and redemption price per share                $       11.31
  Offering price per share (100/96 of $11.31 adjusted
    to nearest cent)                                            $       11.78

CLASS C
  Net Assets                                                    $   1,044,459
  Capital shares outstanding                                           92,372
  Net asset value and offering price per share                  $       11.31
  Redemption price per share (*}}varies by length of time
    shares are held)                                            $         *

CLASS Y
  Net Assets                                                    $         103
  Capital shares outstanding                                              9
  Net asset value, offering and redemption price per share       $       11.31

                See accompanying notes to financial statements.

                   HAWAIIAN TAX-FREE TRUST
                  STATEMENT OF OPERATIONS
          FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
                       (UNAUDITED)
INVESTMENT INCOME:
           Interest income                                      $ 19,214,750

Expenses:
        Investment Adviser fees (note B)            $ 455,641
        Administrator fees (note B)                   846,193
        Distribution fees (note B)                    652,162
        Transfer and shareholder servicing
          agent fees                                  184,000
        Trustees' fees and expenses                    91,000
        Legal fees                                     48,000
        Shareholders' reports and proxy
          statements                                   47,000
        Custodian fees (note F)                        38,139
        Registration fees and dues                     20,000
        Audit and accounting fees                      17,500
        Insurance                                       5,700
        Miscellaneous                                  46,475

                                                    2,451,810

        Expenses paid indirectly (note F)            (38,139)
           Net expenses                                            2,413,671
           Net investment income                                  16,801,079

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Net realized gain from securities
          transactions                                377,692
        Change in net unrealized appreciation
           on investments                              82,034

        Net realized and unrealized gain on
           investments                                               459,726
        Net increase in net assets resulting
           from operations                                      $ 17,260,805

           See accompanying notes to financial statements.

                       HAWAIIAN TAX-FREE TRUST
                STATEMENTS OF CHANGES IN NET ASSETS
                              (UNAUDITED)

                                          SIX MONTHS ENDED     YEAR ENDED
                                          SEPTEMBER 30, 1996   MARCH 31, 1996
OPERATIONS:
 Net investment income                     $ 16,801,079       $ 35,225,979
 Net realized gain (loss) from
   securities transactions                      377,692          3,423,716
 Change in unrealized appreciation on
   investments                                   82,034          7,014,254
   Change in net assets resulting from
     operations                              17,260,805         45,663,949

DISTRIBUTIONS TO SHAREHOLDERS (NOTE E):
 Class A Shares:
 Net investment income, tax-exempt          (17,306,163)       (34,763,602)
 Net investment income, taxable                       -            (16,422)
 Net realized gain on investments                     -           (445,955)

 Class C Shares:
 Net investment income                           (6,183)                -
 Net realized gain on investments                     -                 -

 Class Y Shares:
 Net investment income                               (4)                -
 Net realized gain on investments                     -                 -
   Change in net assets from distributions   (17,312,350)      (35,225,979)

CAPITAL SHARE TRANSACTIONS (NOTE G):
 Proceeds from shares sold                    21,434,228         50,608,455
 Reinvested dividends and distributions        8,715,014         17,419,894
 Cost of shares redeemed                    (36,502,055)       (61,096,857)
   Change in net assets  from capital
     share transactions                      (6,352,813)         6,931,492
   Change in net assets                      (6,404,358)        17,369,462

NET ASSETS:
 Beginning of period                         659,925,308        642,555,846
 End of period                             $ 653,520,950      $ 659,925,308

              See accompanying notes to financial statements.

                           HAWAIIAN TAX-FREE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear a service fee. Class C shares are sold with no front-payment sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the date of purchase and a level-payment charge for service and distribution fees from date of purchase through six years thereafter. Class Y shares are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, are not offered directly to retail customers, and are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no service or distribution fees. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

    (1) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

          In Fiscal 1997, the Trust began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Trust's net asset value or distribution policy and now will conform to the amortization policy followed by the Trust for Federal tax purposes.

    (2) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts.

    (3) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

    (4) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

    (5) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B - MANAGEMENT ARRANGEMENTS AND FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:

    Management affairs of the Trust are conducted through two separate management arrangements.

    Hawaiian Trust Company, Limited (the "Adviser"), became Investment Adviser to the Trust in February, 1985. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% of the net assets of the Trust.

    The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26 of 1% of the net assets of the Trust.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or
(ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 1996.

    For the six months ended September 30, 1996, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $455,641 and $846,193, respectively.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 1996, the Distributor received sales commissions in the amount of $43,742.

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others selected by the Distributor, including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts ("Qualified Recipients"). The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 1996, service fees on Class A Shares amounted to $650,607, of which the Distributor received $39,076.

    Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the period April 1, 1996 through September 30, 1996, amounted to $1,166, of which the Distributor received $1,166.

    In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the period April 1, 1996 through September 30, 1996, amounted to $389, of which the Distributor received $389.

    Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

NOTE C - PURCHASES AND SALES OF SECURITIES:

    During the six months ended September 30, 1996, purchases of securities and proceeds from the sales of securities aggregated $38,129,923 and $54,257,546, respectively.

    At September 30, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $27,654,797 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $3,470,380 for a net unrealized appreciation of $24,184,417.

NOTE D - PORTFOLIO ORIENTATION:

    Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

NOTE E - DISTRIBUTIONS:

    The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

    On September 23, 1996, the Board of Trustees declared a distribution from realized long-term capital gains for the fiscal year ended March 31, 1996 in the amount of $250,000. This distribution will be paid on December 27, 1996 to shareholders of record at the close of business on December 24, 1996. Based on the shares outstanding at September 30, 1996, this distribution amounts to $.0043 per share but the actual per share amount will be based on the shares outstanding on the December 24, 1996 record date.

NOTE F - CUSTODIAN FEES:

    The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended September 30, 1996, the Trust's custodian fees amounted to $38,139, all of which was offset by such credits. The Trust could have invested its cash balances in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

NOTE G - CAPITAL SHARE TRANSACTIONS:

Transactions in Capital Shares of the Trust were as follows:

                               Six Months Ended             Year Ended
                              September 30, 1996          March 31, 1996
                             Shares        Amount       Shares       Amount
CLASS A SHARES:
Proceeds from shares sold  1,816,469   $20,399,648    4,446,713  $ 50,608,455
Reinvested dividends and
   distributions             773,995     8,711,118    1,529,160    17,419,894
Cost of shares redeemed   (3,251,340)  (36,502,055)  (5,357,030)  (61,096,857)
  Net change                (660,876)  $(7,391,289)     618,843   $ 6,931,492

                               Period Ended
                             September 30, 1996*
                             Shares       Amount
CLASS C SHARES:
Proceeds from shares sold     92,027    $ 1,034,480
Reinvested dividends and
   distributions                 345          3,893
Cost of shares redeemed           -               -
  Net change                  92,372    $ 1,038,373


                                  Period Ended
                               September 30, 1996*
                               Shares       Amount
Class Y Shares:
Proceeds from shares sold          9          $ 100
Reinvested dividends and
   distributions                   -              3
Cost of shares redeemed            -              -
  Net change                       9          $ 103


Total transactions in Trust
 shares                      (568,495)  $(6,352,813)    618,843   $ 6,931,492

* From April 1, 1996 (date of inception) through September 30, 1996.

                          HAWAIIAN TAX-FREE TRUST
                            FINANCIAL HIGHLIGHTS
                                (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Class A(1)
                               Six Months
         Class C(2) Class Y(2) Ended
              Period ended     Sept. 30,        Year ended March 31
          September 30, 1996   1996      1996    1995    1994    1993    1992
Net Asset Value,
 Beginning of
 Period         $11.31  $11.31  $11.31  $11.13  $11.19  $11.60  $11.10  $10.85

Income from
 Investment
 Operations:

 Net investment
 income           0.22    0.31    0.30    0.61    0.62    0.63    0.68    0.71

 Net gain (loss)
 on securities
 (both realized
 and unrealized)    -       -       -     0.18  (0.01)  (0.38)    0.50    0.25

 Total from
 Investment
 Operations       0.22    0.31    0.30    0.79    0.61    0.25    1.18    0.96

Less Distributions:

 Dividends from
 net investment
 income         (0.22)  (0.31)  (0.30)  (0.61)  (0.62)  (0.63)  (0.68)  (0.71)

 Distributions
 from capital
 gains             -       -       -        -   (0.05)  (0.03)     -       -
 Total
  Distributions (0.22)  (0.31)  (0.30)    0.61  (0.67)  (0.66)  (0.68)  (0.71)

Net Asset Value,
 End of Period  $11.31  $11.31  $11.31  $11.31  $11.13  $11.19  $11.60  $11.10

Total Return
 (not reflecting
 sales charge)
 (%)             1.95#   3.29#   2.81#    7.16    5.75    2.01   10.98    9.15

Ratios/
Supplemental
Data

 Net Assets,
 End of Period
 ($ thousands)  1,044     0.1  652,476 659,925 642,556 640,465 597,828 475,469

 Ratio of
 Expenses to
 Average Net
 Assets (%)     1.54*   0.54*    0.74*    0.72    0.75    0.74    0.71    0.70

 Ratio of Net
 Investment
 Income to
 Average Net
 Assets (%)     3.46*    5.58*   5.15*    5.32    5.65    5.46    5.92    6.44

 Portfolio
 Turnover
 Rate (%)         6#       6#      6#      28       33      16      11      16

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and the expense offset in custodian fees for uninvested cash balances would have been:
Net Investment
 Income ($)     0.22     0.31    0.30    0.61     0.62    0.63    0.68    0.71

 Ratio of
 Expenses to
 Average Net
 Assets (%)    1.55*    0.55*   0.75*    0.73     0.77    0.76    0.73    0.72

 Ratio of Net
 Investment
 Income to
 Average Net
 Assets (%)    3.44*    5.57*   5.14*    5.31     5.63    5.44    5.90    6.42

(1) Designated as Class A Shares on April 1, 1996.

(2) New Class of Shares established on April 1, 1996.

# Not annualized.

* Annualized.

                 See accompanying notes to financial statements.

REPORT ON THE ANNUAL AND SPECIAL MEETINGS OF SHAREHOLDERS (UNAUDITED)

        A special meeting of Class Y Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on April 4, 1996.1 At the meeting, the Class Y Shareholders voted on and unanimously approved the provisions of the Trust's Distribution Plan relating to Class Y Shares (votes for: 100 (100%)).

        The Annual Meeting of Shareholders of the Trust was held on September 23, 1996.2 At the meeting, the following matters were submitted to a shareholder vote and approved:

    (i) the election of Lacy B. Herrmann, Vernon R. Alden, Arthur K. Carlson, William M. Cole, Thomas W. Courtney, Richard W. Gushman, II, Stanley W. Hong, Theodore T. Mason, Russell K. Okata, Douglas Philpotts, and Oswald K. Stender as Trustees to hold office until the next annual meeting of the Trust's shareholders or until his or her successor is duly elected (each Trustee received at least 392,331,746.13 affirmative votes (98.43%); no more than 6,245,443.86 votes were withheld for any Trustee (1.57%)), and

    (ii)  the ratification of the selection of KPMG Peat Marwick LLP as the Trust's independent auditors for the fiscal year ending March 31, 1997 (votes for: 392,331,746.13 (98.43%); votes against:
          1,725,777.59 (0.43%); abstentions: 4,519,666.26 (1.13%); broker non-votes: 0 (0.00%)).
________________________

1 On the record date for this meeting, 100 Class Y Shares of the Trust were outstanding and entitled to vote. The holders of 100 Class Y Shares (100%) entitled to vote were present in person at the meeting.

2   On the record date for this meeting, 57,998,826.29 Class A Shares,
15,153.01 Class C Shares, and 8.96 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $648,596,388.84. The holders of shares entitled to vote representing a total net asset value of $398,577,189.99 (61.45%) were present in person or by proxy at the meeting.